Financial Income (Expenses) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Financial expenses	R$ (2,708,617)	R$ (1,956,266)	R$ (1,448,295)
Financial income	805,905	1,091,531	472,408
Financial income (expenses), net before exchange rate changes	(1,902,712)	(864,735)	(975,887)
Exchange rate changes, net	310,716	492,321	48,464
Financial income (expenses), net	(1,591,996)	(372,414)	(927,423)
Interet And Charges Local Currency [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	(1,110,135)	(954,744)	(517,235)
Interet And Charges Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	(89,198)	(47,139)	(46,793)
Other Financial Expenses [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	(849,489)	(364,117)	(315,013)
Inflation Adjustment On Borrowings And Financing [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	(146,637)	(190,202)	(225,791)
Other Inflation Adjustments [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	(301,593)	(183,966)	(172,632)
Interest Inflation Adjustments On Provisions [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	(211,565)	(216,098)	(170,831)
Inflation Adjustment Gains [Member]
IfrsStatementLineItems [Line Items]
Financial income	219,473	541,516	198,907
Income On Financial Investments [Member]
IfrsStatementLineItems [Line Items]
Financial income	370,638	417,129	150,632
Financial Interest Income [Member]
IfrsStatementLineItems [Line Items]
Financial income	256,116	195,274	145,866
C O F I N S And Pasep [Member]
IfrsStatementLineItems [Line Items]
Financial income	(40,401)	(62,405)	(23,038)
Other Financial Income [Member]
IfrsStatementLineItems [Line Items]
Financial income	79	17	41
Exchange Rate Changes Borrowing Financing [Member]
IfrsStatementLineItems [Line Items]
Exchange rate changes, net	309,959	491,918	48,522
Exchange Rate Changes On Assets [Member]
IfrsStatementLineItems [Line Items]
Exchange rate changes, net	767	301	(36)
Other Exchange Rate Changes [Member]
IfrsStatementLineItems [Line Items]
Exchange rate changes, net	R$ (10)	R$ 102	R$ (22)